(Loss) Income Per Share (Details) - Schedule of Computation of Basic and Diluted Earnings Per Share ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		6 Months Ended
		Mar. 31, 2024 CNY (¥) ¥ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 CNY (¥) ¥ / shares shares
Schedule of Computation of Basic and Diluted Earnings Per Share [Abstract]
Net (loss) income (in Dollars and Yuan Renminbi)		¥ 387,426	$ 53,658	¥ (43,325)
Weighted average number of ordinary shares used in computing net loss per share—Basic (in Shares)	[1]	2,837,892,046,400	2,837,892,046,400	2,771,593,703,900
Net (loss) earnings per share — Basic | (per share)		¥ 0	$ 0	¥ 0
Net loss per share from continuing operations—Basic | (per share)		0	0	0
Net (loss) earnings from per share discontinued operations—Basic | (per share)		¥ 0	$ 0	¥ 0

[1]	Retroactively restated to give effect to a share subdivision at a ratio of one-for-one hundredth (100) ordinary shares effective on September 18, 2023 (Note 1).